Investment Securities - Narrative (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Schedule of Investments [Line Items]
Other than Temporary Impairment Losses, Investments	$ 0	$ 0	$ 17,000
Amortized cost of securities available-for-sale	1,436,714,000	1,299,980,000
Securities held-to-maturity, at amortized cost (fair value of $151,428 and $143,490 at December 31, 2015 and 2014, respectively)	149,302,000	140,562,000
Federal home loan bank stock	50,100,000	50,086,000
Federal reserve bank stock	$ 8,200,000	8,226,000
Investment Securities average remaining life	4 years 9 months 14 days
Federal Home Loan Bank (FHLB) advance borrowings	$ 1,072,000,000	1,205,000,000
Money pledged for government and trust department deposits	429,000,000	513,000,000
Money pledged to secure repurchase agreements	622,000,000	664,000,000
Money Pledged as Collateral for FHLB Advance Borrowings	$ 21,000,000	28,000,000
Schedule of Repurchase Agreement Counterparties with Whom Repurchase Agreements Exceed 10 Percent of Stockholders' Equity [Table Text Block]	0
Percentage of amount greater than shareholder's equity	10.00%
Held-to-maturity Securities, Sold Security, Cost Basis of Securities Sold	3056
Held-to-maturity Securities, Sold Security, Realized Gain (Loss)	$ 88,000
Proceeds from sale of investment securities			75,000,000
Available-for-sale Securities, Gross Realized Gains		22,000
Available-for-sale Securities, Realized Losses, Excluding Other than Temporary Impairments		$ 1,200,000	$ 0
U.S. Treasury and sponsored entities callable notes
Schedule of Investments [Line Items]
Available-for-sale securities	$ 527,600,000
Securities sold at a gain [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities, Gross Realized Gains (Losses), Cost Basis (Methodology) of Securities Sold		187000
Securities sold at a loss [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities, Gross Realized Gains (Losses), Cost Basis (Methodology) of Securities Sold		174.1
U.S. Government sponsored entity asset-backed securities
Schedule of Investments [Line Items]
Asset-backed securities mortgage portfolio, maturity term	15 years
Amortized cost of securities available-for-sale	$ 907,989,000	$ 751,974,000
Securities held-to-maturity, at amortized cost (fair value of $151,428 and $143,490 at December 31, 2015 and 2014, respectively)	101,112,000	$ 140,562,000
Residential mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost of securities available-for-sale	569,000,000
Securities held-to-maturity, at amortized cost (fair value of $151,428 and $143,490 at December 31, 2015 and 2014, respectively)	0
Collateralized mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost of securities available-for-sale	339,000,000
Securities held-to-maturity, at amortized cost (fair value of $151,428 and $143,490 at December 31, 2015 and 2014, respectively)	$ 101,100,000
Minimum | U.S. Treasury and sponsored entities callable notes
Schedule of Investments [Line Items]
Available for Sale Securities, Debt Maturities, Term.	1
Maximum | U.S. Treasury and sponsored entities callable notes
Schedule of Investments [Line Items]
Available for Sale Securities, Debt Maturities, Term.	7